Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash, cash equivalents and restricted cash
Schedule of cash and cash equivalents

	At December 31,
	2017	2016
	€m	€m
Cash at bank and in hand	535	729
Short term bank deposits	108	16
Restricted cash	11	27
	654	772